Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Reconciliation of Future Undiscounted Cash Flows

The following is a reconciliation of future undiscounted cash flows to the operating liabilities, and the related right of use assets, included in our Consolidated Balance Sheets as of December 31, 2020:

December 31, 2020
2021	101,798
2022	59,596
2023	-
2024	-
2025	-
2026 and thereafter	-
Total future lease payments	161,394
Less: imputed interest	(5,904)
Present value of future operating lease payments	155,490
Less: current portion of operating lease liabilities	(96,777)
Operating lease liabilities, net of current portion	58,713
Right of use assets – operating leases, net	153,035